Summary of Significant Accounting Policies - Major Customers and Vendors (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Aggregate purchases	$ 12,080	$ 12,606
Customer concentration | Gross Revenue | McKesson Corporation
Concentration Risk [Line Items]
Concentration of credit risk	38.30%	35.70%
Customer concentration | Gross Revenue | AmerisourceBergen Corporation
Concentration Risk [Line Items]
Concentration of credit risk	28.00%	31.00%
Customer concentration | Gross Revenue | Cardinal Health
Concentration Risk [Line Items]
Concentration of credit risk	24.60%	24.30%
Customer concentration | Receivables | McKesson Corporation
Concentration Risk [Line Items]
Concentration of credit risk	35.40%	25.40%
Customer concentration | Receivables | AmerisourceBergen Corporation
Concentration Risk [Line Items]
Concentration of credit risk	32.30%	47.00%
Customer concentration | Receivables | Cardinal Health
Concentration Risk [Line Items]
Concentration of credit risk	22.60%	17.00%
Product [Member] | Vendor | Finished goods inventory
Concentration Risk [Line Items]
Aggregate purchases	$ 7,900	$ 6,400